Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Credit Opportunities Fund

For the period ended March 31, 2025

Schedule of Investments (unaudited)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
LONG-TERM INVESTMENTS 93.14%

ASSET-BACKED SECURITIES 29.45%

Automobiles 10.01%
Ally Auto Receivables Trust Series 2024-1 Class CERT†	0.01%		2/16/2032	$30,890		$11,282,925
CAL Receivables LLC Series 2022-1 Class B†	8.699% (30 day USD SOFR Average + 4.35%)	#	10/15/2026	22,093,407		22,041,565
Carvana Auto Receivables Trust Series 2021-N1 Class R†	Zero Coupon		1/10/2028	10,000	(a)	980,811
Exeter Automobile Receivables Trust Series 2021-1A Class R	Zero Coupon		2/15/2033	16,020		8,403,784
Exeter Automobile Receivables Trust Series 2021-2A Class R	Zero Coupon		7/15/2033	11,036		6,127,716
Exeter Automobile Receivables Trust Series 2021-4A Class R†	Zero Coupon		12/15/2033	28,050	(a)	2,694,264
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%		9/16/2030	14,258,000		16,280,640
Exeter Automobile Receivables Trust Series 2023-2A Class E†	9.75%		11/15/2030	27,309,000		29,566,810
Exeter Automobile Receivables Trust Series 2024-2A Class E†	7.98%		10/15/2031	15,000,000		15,290,460
Exeter Automobile Receivables Trust Series 2024-3A Class E†	7.84%		10/15/2031	7,500,000		7,606,351
Flagship Credit Auto Trust Series 2020-4 Class R†	Zero Coupon		7/17/2028	17,826	(a)	911,677	(b)
Flagship Credit Auto Trust Series 2023-2 Class E†	10.89%		7/15/2030	14,190,000		14,102,036
GLS Auto Receivables Issuer Trust Series 2023-3A Class E†	9.27%		8/15/2030	9,950,000		10,609,360
GLS Auto Receivables Issuer Trust Series 2023-4A Class E†	9.72%		8/15/2030	10,980,000		11,894,048
GLS Auto Receivables Issuer Trust Series 2024-2A Class E†	7.98%		5/15/2031	8,250,000		8,463,563
PenFed Auto Receivables Owner Trust Series 2022-A Class R1†	0.01%		6/17/2030	30,000		2,658,441
Santander Bank Auto Credit-Linked Notes Series 2022-A Class E†	12.662%		5/15/2032	18,552,015		19,352,675
Santander Bank Auto Credit-Linked Notes Series 2022-B Class G†	14.552%		8/16/2032	19,750,000		20,560,026
Santander Bank Auto Credit-Linked Notes Series 2022-C Class E†	11.366%		12/15/2032	476,389		481,716

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Santander Bank Auto Credit-Linked Notes Series 2022-C Class F†	14.592%		12/15/2032	$32,000,000	$34,232,416
SBNA Auto Receivables Trust Series 2024-A Class E†	8.00%		4/15/2032	5,860,000	6,054,360
VStrong Auto Receivables Trust Series 2024-A Class E†	10.12%		7/15/2031	33,915,000	36,477,651
Total					286,073,295

Credit Card 0.97%
Perimeter Master Note Business Trust	5.19%		5/15/2027	5,000,000	4,794,240
Perimeter Master Note Business Trust	8.13%		5/15/2027	25,000,000	22,791,100
Total					27,585,340

Other 18.44%
37 Capital CLO 4 Ltd. Series 2023-2A Class ER†	9.646% (3 mo. USD Term SOFR + 5.35%)	#	4/15/2035	8,600,000	8,631,681
720 East CLO Ltd. Series 2022-1A Class ER†	10.193% (3 mo. USD Term SOFR + 5.90%)	#	1/20/2038	7,950,000	7,868,193
720 East CLO Ltd. Series 2023-2A Class E†	12.872% (3 mo. USD Term SOFR + 8.57%)	#	10/15/2036	10,000,000	10,213,466
720 East CLO V Ltd. Series 2024-2A Class D†	7.793% (3 mo. USD Term SOFR + 3.50%)	#	7/20/2037	8,250,000	8,260,620
Affirm Asset Securitization Trust Series 2024-X1 Class CERT†	Zero Coupon		5/15/2029	149,208	4,529,582
Affirm Asset Securitization Trust Series 2024-X2 Class CERT†	Zero Coupon		12/17/2029	87,124	6,081,943
AGL CLO 26 Ltd. Series 2023-26A Class E†	12.543% (3 mo. USD Term SOFR + 8.25%)	#	10/21/2036	4,160,000	4,239,750
AGL CLO 30 Ltd. Series 2024-30RA Class E†	11.043% (3 mo. USD Term SOFR + 6.75%)	#	4/21/2037	13,610,000	13,894,819
AMMC CLO 30 Ltd. Series 2024-30A Class E†	12.032% (3 mo. USD Term SOFR + 7.73%)	#	1/15/2037	8,250,000	8,421,632
AMMC CLO 31 Ltd. Series 2025-31A Class E†	9.767% (3 mo. USD Term SOFR + 5.45%)	#	2/20/2038	8,850,000	8,916,596

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Apidos CLO XLVIII Ltd. Series 2024-48A Class E†	10.05% (3 mo. USD Term SOFR + 5.75%)	#	7/25/2037	$4,550,000	$4,600,095
ARES LV CLO Ltd. Series 2020-55A Class ER2†	10.802% (3 mo. USD Term SOFR + 6.50%)	#	10/15/2037	7,750,000	7,810,297
ARES LXXIV CLO Ltd. Series 2024-74A Class E†	10.303% (3 mo. USD Term SOFR + 6.00%)	#	10/15/2036	8,500,000	8,562,624
Avant Loans Funding Trust Series 2021-REV1 Class E†	6.41%		7/15/2030	3,931,000	3,870,417
Bain Capital Credit CLO Ltd. Series 2024-4A Class E†	10.87% (3 mo. USD Term SOFR + 6.00%)	#	10/23/2037	8,950,000	9,078,660
Bain Capital Credit CLO Ltd. Series 2024-5A Class E†	10.76% (3 mo. USD Term SOFR + 6.15%)	#	10/21/2037	4,500,000	4,576,954
Ballyrock CLO 20 Ltd. Series 2022-20A Class DR2†	10.502% (3 mo. USD Term SOFR + 6.20%)	#	10/15/2036	5,370,000	5,453,433
Ballyrock CLO 23 Ltd. Series 2023-23A Class C†	9.50% (3 mo. USD Term SOFR + 5.20%)	#	4/25/2036	5,950,000	6,005,925
Ballyrock CLO 24 Ltd. Series 2023-24A Class SUB†	Zero Coupon	#(c)	7/15/2036	11,250,000	10,296,709
Ballyrock CLO 26 Ltd. Series 2024-26A Class SUB†	Zero Coupon	#(c)	7/25/2037	8,100,000	6,458,672	(b)
Barrow Hanley CLO I Ltd. Series 2023-1A Class ER†	9.546% (3 mo. USD Term SOFR + 5.25%)	#	1/20/2038	7,250,000	7,322,441
Benefit Street Partners CLO XIV Ltd. Series 2018-14A Class D1R†	7.543% (3 mo. USD Term SOFR + 3.25%)	#	10/20/2037	11,870,000	12,006,521
Bridge Street CLO Ltd. Series 2025-1A Class E†(d)	–	(e)	4/20/2038	3,500,000	3,502,828	(b)
Bryant Park Funding Ltd. Series 2025-26A Class E†(d)	–	(e)	4/20/2038	10,000,000	10,000,000
Cedar Funding XVIII CLO Ltd. Series 2024-18A Class D†	8.19% (3 mo. USD Term SOFR + 3.90%)	#	4/23/2037	13,500,000	13,558,454
CIFC Funding Ltd. Series 2023-2A Class E†	12.263% (3 mo. USD Term SOFR + 7.97%)	#	1/21/2037	5,400,000	5,506,185

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
CIFC Funding Ltd. Series 2024-1A Class D†	7.993% (3 mo. USD Term SOFR + 3.70%)	#	4/18/2037		$6,750,000	$6,817,241
Dryden 115 CLO Ltd. Series 2024-115A Class E†	11.393% (3 mo. USD Term SOFR + 7.10%)	#	4/18/2037		9,570,000	9,751,410
Dryden 94 CLO Ltd. Series 2022-94A Class ER†	12.402% (3 mo. USD Term SOFR + 8.10%)	#	10/15/2037		10,000,000	10,133,898
Elmwood CLO 20 Ltd. Series 2022-7A Class SUB†	Zero Coupon	#(c)	1/17/2037		25,290,000	15,801,590	(b)
Empower CLO Ltd. Series 2024-2A Class E†	10.352% (3 mo. USD Term SOFR + 6.05%)	#	7/15/2037		9,540,000	9,616,196
Fairstone Financial Issuance Trust I Series 2020-1A Class D†	6.873%		10/20/2039	CAD	11,070,000	7,646,321
Generate CLO 13 Ltd. Series 2023-13A Class D1†	9.29% (3 mo. USD Term SOFR + 5.00%)	#	1/20/2037		$7,000,000	7,115,300
Generate CLO 13 Ltd. Series 2023-13A Class E†	12.33% (3 mo. USD Term SOFR + 8.04%)	#	1/20/2037		7,000,000	7,141,858
Generate CLO 14 Ltd. Series 2024-14A Class D†	8.29% (3 mo. USD Term SOFR + 4.00%)	#	4/22/2037		13,450,000	13,678,037
Generate CLO 15 Ltd. Series 2024-15A Class D†	8.043% (3 mo. USD Term SOFR + 3.75%)	#	7/20/2037		3,730,000	3,789,916
Generate CLO 16 Ltd. Series 2024-16A Class E†	10.443% (3 mo. USD Term SOFR + 6.15%)	#	7/20/2037		7,375,000	7,489,345
Generate CLO 20 Ltd. Series 2024-20A Class E†	9.639% (3 mo. USD Term SOFR + 5.35%)	#	1/25/2038		9,980,000	10,126,915
Generate CLO 3 Ltd. Series 3A Class E2R†	12.123% (3 mo. USD Term SOFR + 7.83%)	#	10/20/2036		1,170,000	1,174,402
Harmony-Peace Park CLO Ltd. Series 2024-1A Class D1†	7.436% (3 mo. USD Term SOFR + 3.00%)	#	10/20/2037		9,000,000	9,119,488
HINNT LLC Series 2024-A Class D†	7.00%		3/15/2043		2,500,403	2,479,564
ICG U.S. CLO Ltd. Series 2024-R1A Class D1†	8.204% (3 mo. USD Term SOFR + 3.65%)	#	1/25/2038		10,440,000	10,742,315

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
KKR CLO 47 Ltd. Series 2024-47A Class E†	10.827% (3 mo. USD Term SOFR + 6.50%)	#	1/15/2038	$10,330,000		$10,489,755
KKR CLO 59 Ltd. Series 2024-56A Class E†	10.802% (3 mo. USD Term SOFR + 6.50%)	#	10/15/2037	14,750,000		14,921,514
Lending Funding Trust Series 2020-2A Class D†	6.77%		4/21/2031	4,885,000		4,768,921
Madison Park Funding XLVII Ltd. Series 2020-47A Class DR†	8.193% (3 mo. USD Term SOFR + 3.90%)	#	4/19/2037	12,500,000		12,742,449
Neuberger Berman Loan Advisers CLO 56 Ltd. Series 2024-56A Class E†	10.047% (3 mo. USD Term SOFR + 5.75%)	#	7/24/2037	4,400,000		4,421,625
New Mountain CLO 5 Ltd. Series CLO-5A Class SUB†	Zero Coupon	#(c)	4/20/2036	16,450,000	(a)	13,244,362
NGC CLO 2 Ltd. Series 2025-2A Class D1†(d)	–	(e)	4/20/2038	10,000,000		10,000,000
OCP CLO Ltd. Series 2023-26A Class SUB†	Zero Coupon	#(c)	4/17/2037	22,000,000		19,922,151
OHA Credit Funding 14 Ltd. Series 2023-14A Class E†	12.043% (3 mo. USD Term SOFR + 7.75%)	#	4/20/2036	4,715,000		4,780,256
Pagaya AI Debt Selection Trust Series 2020-1 Class CERT†(f)	Zero Coupon		7/15/2027	2,000,000	(a)	35,076	(b)
Pagaya AI Debt Selection Trust Series 2021-1 Class CERT†(f)	Zero Coupon	#(c)	11/15/2027	2,153,846	(a)	3,029
Rad CLO 20 Ltd. Series 2023-20A Class D†	9.293% (3 mo. USD Term SOFR + 5.00%)	#	7/20/2036	6,500,000		6,584,436
Rad CLO 20 Ltd. Series 2023-20A Class E†	12.373% (3 mo. USD Term SOFR + 8.08%)	#	7/20/2036	11,250,000		11,401,939
Rad CLO 22 Ltd. Series 2023-22A Class SUB†	Zero Coupon	#(c)	1/20/2037	18,914,000		13,147,743
Rad CLO 23 Ltd. Series 2024-23A Class E†	11.043% (3 mo. USD Term SOFR + 6.75%)	#	4/20/2037	4,900,000		4,932,900
Rockford Tower CLO Ltd. Series 2025-1A Class E†	9.857% (3 mo. USD Term SOFR + 5.60%)	#	3/31/2038	7,430,000		7,410,732
SCF Equipment Leasing LLC Series 2022-2A Class F1†	6.50%		6/20/2035	42,622,000		42,101,223
Sierra Timeshare Receivables Funding LLC Series 2024-2A Class D†	7.48%		6/20/2041	1,096,526		1,116,105

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Silver Point CLO 1 Ltd. Series 2022-1A Class ER†	9.543% (3 mo. USD Term SOFR + 5.25%)	#	1/20/2038	$2,725,000	$2,740,032
Sycamore Tree CLO Ltd. Series 2023-3A Class D1R†	8.543% (3 mo. USD Term SOFR + 4.25%)	#	4/20/2037	9,750,000	9,859,328
Total					526,915,869

Student Loan 0.03%
Laurel Road Prime Student Loan Trust Series 2019-A Class R†	Zero Coupon		10/25/2048	2,322,046	690,344
Total Asset-Backed Securities (cost $863,972,874)					841,264,848

				Shares

COMMON STOCKS 0.01%

Real Estate Management & Development 0.01%
Sunac China Holdings Ltd.*(g)				1,117,897	223,760

Transportation Infrastructure 0.00%
ACBL Holdings Corp.*				2,785	136,465
Total Common Stocks (cost $437,350)					360,225

	Interest Rate		Maturity Date	Principal Amount‡

CONVERTIBLE BONDS 0.98%

Commercial Services 0.21%
Affirm Holdings, Inc.†	0.75%		12/15/2029	$6,796,000	6,021,256

Equity Real Estate 0.23%
Sunac China Holdings Ltd. (China)†(h)	Zero Coupon		9/30/2028	18,058,440	6,501,038

Media 0.21%
AMC Networks, Inc.†	4.25%		2/15/2029	6,797,000	6,001,751

Oil & Gas 0.33%
Nabors Industries, Inc.	1.75%		6/15/2029	14,000,000	9,429,000
Total Convertible Bonds (cost $37,183,115)					27,953,045

CORPORATE BONDS 49.76%

Airlines 1.38%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(h)	6.375%		2/1/2030	44,848,000	39,344,758

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Building Materials 2.90%
ACProducts Holdings, Inc.†	6.375%		5/15/2029			$61,992,000	$35,335,440
Cornerstone Building Brands, Inc.†(i)	6.125%		1/15/2029			59,992,000	36,669,810
PCF GmbH	4.75%		4/15/2029		EUR	11,608,000	10,762,811
Total							82,768,061

Chemicals 2.75%
ASP Unifrax Holdings, Inc.†	7.10%		9/30/2029			$12,664,630	6,268,992
ASP Unifrax Holdings, Inc.†	10.425%		9/30/2029			33,389,001	31,914,877
Herens Midco SARL	5.25%		5/15/2029		EUR	46,865,000	40,416,250
Total							78,600,119

Commercial Services 2.01%
EquipmentShare.com, Inc.†	8.625%		5/15/2032			$14,417,000	14,878,632
EquipmentShare.com, Inc.†	9.00%		5/15/2028			41,028,000	42,557,313
Total							57,435,945

Diversified Financial Services 1.37%
Osaic Holdings, Inc.†	10.75%		8/1/2027			10,611,000	10,818,965
SCF Preferred Equity LLC†	7.50% (5 yr. CMT + 6.73%)	#	–	(j)		29,000,000	28,420,000
Total							39,238,965

Engineering & Construction 0.81%
Brand Industrial Services, Inc.†	10.375%		8/1/2030			24,260,000	23,174,416

Media 5.61%
AMC Networks, Inc.	4.25%		2/15/2029			26,072,000	19,597,061
CSC Holdings LLC†	4.625%		12/1/2030			60,340,000	29,441,545
DISH DBS Corp.	5.125%		6/1/2029			26,408,000	17,263,744
Gray Media, Inc.†	5.375%		11/15/2031			56,919,000	35,604,591
Scripps Escrow II, Inc.†(i)	5.375%		1/15/2031			39,732,000	24,319,389
Sinclair Television Group, Inc.†	8.125%		2/15/2033			34,562,000	34,127,535
Total							160,353,865

Oil & Gas 23.24%
Baytex Energy Corp. (Canada)†(h)	7.375%		3/15/2032			43,057,000	41,463,142
Comstock Resources, Inc.†	5.875%		1/15/2030			46,839,000	44,294,607
Crescent Energy Finance LLC†	7.375%		1/15/2033			27,492,000	26,533,883
Crescent Energy Finance LLC†	7.625%		4/1/2032			10,957,000	10,847,508
Encino Acquisition Partners Holdings LLC†	8.75%		5/1/2031			32,230,000	34,270,890
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.25%		2/15/2035			18,620,000	17,805,973

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Oil & Gas (continued)
Kosmos Energy Ltd.†	7.50%	3/1/2028		$14,936,000	$14,101,258
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029		47,668,000	46,587,600
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031		58,101,000	56,710,277
Nabors Industries Ltd.†	7.50%	1/15/2028		33,982,000	31,311,197
Nabors Industries, Inc.†(i)	8.875%	8/15/2031		13,580,000	11,804,915
Saturn Oil & Gas, Inc. (Canada)†(h)(i)	9.625%	6/15/2029		54,120,000	52,389,813
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(h)	9.625%	4/15/2029		63,924,000	55,316,831
SM Energy Co.†	7.00%	8/1/2032		16,513,000	16,222,242
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029		37,039,000	34,817,816
Transocean, Inc.(i)	6.80%	3/15/2038		20,381,000	15,640,698
Transocean, Inc.	7.50%	4/15/2031		61,307,000	54,067,041
Valaris Ltd.†	8.375%	4/30/2030		18,094,000	18,128,614
Vermilion Energy, Inc. (Canada)†(h)	7.25%	2/15/2033		18,019,000	17,175,505
Vital Energy, Inc.†(i)	7.875%	4/15/2032		69,172,000	64,460,613
Total					663,950,423

Oil & Gas Services 0.87%
Nine Energy Service, Inc.	13.00%	2/1/2028		23,829,000	15,832,464
Oceaneering International, Inc.	6.00%	2/1/2028		9,246,000	9,154,702
Total					24,987,166

Packaging & Containers 0.15%
Kleopatra Holdings 2 SCA	6.50%	9/1/2026	EUR	4,854,000	4,221,118

Real Estate 0.18%
CIFI Holdings Group Co. Ltd. (China)(h)(k)	4.375%	4/12/2027		$2,000,000	232,500
CIFI Holdings Group Co. Ltd. (China)(h)(k)	5.25%	5/13/2026		1,800,000	211,500
CIFI Holdings Group Co. Ltd. (China)(h)(k)	6.00%	7/16/2025		7,000,000	826,000
Logan Group Co. Ltd. (China)(h)(k)	4.50%	1/13/2028		4,000,000	309,520
Logan Group Co. Ltd. (China)(h)(k)	5.25%	2/23/2023		8,000,000	600,000
Shimao Group Holdings Ltd. (Hong Kong)(h)(k)	3.45%	1/11/2031		7,277,000	407,366
Shimao Group Holdings Ltd. (Hong Kong)(h)(k)	5.20%	1/16/2027		26,223,000	1,442,265
Sunac China Holdings Ltd. (China)†(h)	6.00%	9/30/2026		756,460	86,993
Sunac China Holdings Ltd. (China)†(h)	6.25%	9/30/2027		758,297	87,204
Sunac China Holdings Ltd. (China)†(h)	6.50%	9/30/2027		1,520,277	183,619
Sunac China Holdings Ltd. (China)†(h)	6.75%	9/30/2028		2,285,942	262,883
Sunac China Holdings Ltd. (China)†(h)	7.00%	9/30/2029		2,291,474	276,696
Sunac China Holdings Ltd. (China)†(h)	7.25%	9/30/2030		1,079,008	130,830
Total					5,057,376

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Retail 6.92%
Foundation Building Materials, Inc.†(i)	6.00%		3/1/2029	$58,971,000	$48,203,704
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028	50,275,000	28,358,243
LBM Acquisition LLC†(i)	6.25%		1/15/2029	70,428,000	60,059,534
Park River Holdings, Inc.†	5.625%		2/1/2029	52,312,000	41,119,489
Park River Holdings, Inc.†	6.75%		8/1/2029	25,387,000	19,881,505
Total					197,622,475

Telecommunications 1.57%
Hughes Satellite Systems Corp.	6.625%		8/1/2026	38,636,000	31,922,415
Lumen Technologies, Inc.†	4.50%		1/15/2029	15,863,000	12,883,533
Total					44,805,948
Total Corporate Bonds (cost $1,524,567,180)					1,421,560,635

FLOATING RATE LOANS(l) 9.40%

Aerospace/Defense 1.18%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(h)	0.50%		3/6/2028	25,212,834	33,743,092

Airlines 0.56%
Vista Management Holding, Inc. 2025 Term Loan B	–	(e)	3/26/2031	16,197,000	16,105,892

Chemicals 0.26%
ASP Unifrax Holdings, Inc. 2024 Delayed Draw Term Loan(m)	–	(e)	9/28/2029	8,002,695	7,302,459

Computers 1.76%
Twitter, Inc. 2025 Fixed Term Loan	9.50%		10/26/2029	35,672,000	36,640,316
Twitter, Inc. Term Loan	10.949% (3 mo. USD Term SOFR + 6.50%)		10/26/2029	13,705,000	13,636,475
Total					50,276,791

Cosmetics/Personal Care 0.87%
Conair Holdings LLC Term Loan B	8.189% (1 mo. USD Term SOFR + 3.75%)		5/17/2028	28,534,701	24,784,385

Engineering & Construction 0.96%
Brand Industrial Services, Inc. 2024 Term Loan B	8.791% (3 mo. USD Term SOFR + 4.50%)		8/1/2030	29,056,625	27,563,405

Entertainment 1.42%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(h)	9.675% (1 mo. USD Term SOFR + 5.25%)		7/1/2028	41,775,226	40,542,857

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Media 0.43%
Sinclair Television Group, Inc. 2025 Term Loan B6	7.742% (1 mo. USD Term SOFR + 3.30%)		12/31/2029	$14,567,000		$12,207,146

Software 1.02%
Central Parent, Inc. 2024 Term Loan B	7.549% (3 mo. USD Term SOFR + 3.25%)		7/6/2029	33,974,636		29,260,656

Transportation 0.94%
PODS LLC 2021 Term Loan B	7.552% (3 mo. USD Term SOFR + 3.00%)		3/31/2028	29,656,237		26,923,119
Total Floating Rate Loans (cost $268,927,038)						268,709,802

				Shares

INVESTMENTS IN UNDERLYING FUNDS 3.39%
Lord Abbett Private Credit Fund(n)(o)(p) (cost $40,750,000)				1,628,231		41,031,423
Lord Abbett Private Credit Fund A, LP(n)(o) (cost $55,733,333)				55,733,333	(q)	55,755,627
Total Investments in Underlying Funds (cost $96,483,333)						96,787,050

				Principal Amount‡

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.11%
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.805%	#(r)	6/10/2027	$614,619		6,460
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	11.135% (1 mo. USD Term SOFR + 6.81%)	#	8/15/2033	15,790,000	(a)	3,276,425
Palisades Center Trust Series 2016-PLSD Class D†	4.737%		4/13/2033	225,000		3,118
Total Non-Agency Commercial Mortgage-Backed Securities (cost $16,531,458)						3,286,003

	Dividend Rate			Shares

PREFERRED STOCKS 0.04%

Transportation Infrastructure 0.04%
ACBL Holdings Corp. (cost $397,275)	Zero Coupon			15,891		1,009,078

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2025

Investments	Exercise Price	Expiration Date	Shares	Fair Value
WARRANTS 0.00%

Specialty Retail 0.00%
Chinos Intermediate Holdings A, Inc.* (cost $34,898)	$3.20	12/31/2099	9,971	$21,811	(b)
Total Long-Term Investments (cost $2,808,534,521)				2,660,952,497

	Interest Rate	Maturity Date	Principal Amount‡

SHORT-TERM INVESTMENTS 9.86%

COMMERCIAL PAPER 3.08%

Chemicals 1.86%
FMC Corp.†	5.07%	4/1/2025	$53,300,000	53,300,000

Electronics 0.49%
Jabil, Inc.†	4.867%	4/1/2025	14,100,000	14,100,000

Home Furnishings 0.65%
Leggett & Platt, Inc.†	4.974%	4/3/2025	3,500,000	3,499,047
Leggett & Platt, Inc.†	4.979%	4/11/2025	15,000,000	14,979,584
Total				18,478,631

Retail 0.08%
AutoNation, Inc.†	4.817%	4/1/2025	2,200,000	2,200,000
Total Commercial Paper (cost $88,078,631)				88,078,631

REPURCHASE AGREEMENTS 4.57%
Repurchase Agreement dated 3/31/2025, 4.360% due 4/1/2025 with Barclays Capital, Inc. collateralized by $69,123,300 of U.S. Treasury Bond at 4.125% due 3/31/2032; value: $69,387,755; proceeds: $68,008,236 (cost $68,000,000)			68,000,000	68,000,000
Repurchase Agreement dated 3/31/2025, 2.050% due 4/1/2025 with Fixed Income Clearing Corp. collateralized by $59,955,900 of U.S. Treasury Note at 4.375% due 7/31/2026; $3,184,700 of U.S. Treasury Note at 0.625% due 7/31/2026; value: $63,718,409; proceeds: $62,472,528 (cost $62,468,971)			62,468,971	62,468,971
Total Repurchase Agreements (cost $130,468,971)				130,468,971

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2025

Investments	Principal Amount‡	Fair Value
TIME DEPOSITS 0.22%
CitiBank N.A.(s) (cost $6,319,675)	$6,319,675	$6,319,675

	Shares

MONEY MARKET FUNDS 1.99%
Fidelity Government Portfolio(s) (cost $56,877,074)	56,877,074	56,877,074
Total Short-Term Investments (cost $281,744,351)		281,744,351
Total Investments in Securities 103.00% (cost $3,090,278,872)		2,942,696,848
Less Unfunded Loan Commitments (0.26%) (cost $8,002,695)		(7,302,459)
Net Investments in Securities 102.74% (cost $3,082,276,177)		2,935,394,389
Other Assets and Liabilities – Net(t) (2.74)%		(78,375,351)
Net Assets 100.00%		$2,857,019,038

CAD	Canadian Dollar.
EUR	Euro.
CMT	Constant Maturity Rate.
PIK	Payment-in-kind.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2025, the total value of Rule 144A securities was $2,107,689,867, which represents 73.77% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2025.
*	Non-income producing security.
(a)	Principal amount represents ownership shares of the Trust.
(b)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	Securities purchased on a when-issued basis.
(e)	Interest Rate to be determined.
(f)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(g)	Investment in non-U.S. dollar denominated securities.
(h)	Foreign security traded in U.S. dollars.
(i)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(j)	Security is perpetual in nature and has no stated maturity.
(k)	Defaulted (non-income producing security).
(l)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2025.
(m)	Security partially/fully unfunded.
(n)	Affiliated funds.
(o)	Restricted securities (including private placement) – investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At March 31, 2025, the value of restricted securities (excluding 144A issues) amounted to $96,787,050 or 3.39% of net assets.
(p)	Fund is a business development company (“BDC”) under the Investment Company Act of 1940.

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2025

(q)	Shares represent partnership interest.
(r)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(s)	Security was purchased with the cash collateral from loaned securities.
(t)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers – Buy Protection at March 31, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CCO Holdings LLC/CCO Holdings Capital Corp.(4)	Bank of America	5.00%	6/20/2029	$20,000,000	$(1,754,013)	$(745,843)	$(2,499,856)
CCO Holdings LLC/CCO Holdings Capital Corp.(4)	Bank of America	5.00%	12/20/2029	4,850,000	(447,026)	(174,453)	(621,479)
Federal Republic of Germany(4)	Bank of America	0.25%	12/20/2026	35,000,000	(58,037)	(53,278)	(111,315)
Federal Republic of Germany(4)	Bank of America	0.25%	12/20/2027	10,000,000	(8,582)	(36,791)	(45,373)
					$(2,267,658)	$(1,010,365)	$(3,278,023)

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers – Sell Protection at March 31, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.HY.S43(4)	Bank of America	5.00%	12/20/2029	$203,973,000	$12,721,422	$(1,833,310)	$10,888,112

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap contract agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap contracts and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contract agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $2,843,675.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2025

Forward Foreign Currency Exchange Contracts at March 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	State Street Bank and Trust	6/13/2025	10,823,000	$7,604,166	$7,547,848	$56,318
Euro	Sell	State Street Bank and Trust	5/23/2025	6,308,000	6,858,939	6,840,026	18,913
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$75,231

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Goldman Sachs	5/23/2025	2,125,000	$2,308,463	$2,304,226	$(4,237)
Euro	Sell	Barclays Bank plc	5/23/2025	208,000	224,393	225,543	(1,150)
Euro	Sell	Morgan Stanley	5/23/2025	2,602,000	2,734,077	2,821,457	(87,380)
Euro	Sell	State Street Bank and Trust	5/23/2025	4,788,000	5,053,358	5,191,827	(138,469)
Euro	Sell	State Street Bank and Trust	5/23/2025	34,126,000	35,821,721	37,004,237	(1,182,516)
Euro	Sell	State Street Bank and Trust	5/23/2025	4,055,000	4,247,529	4,397,005	(149,476)
Euro	Sell	State Street Bank and Trust	5/23/2025	1,454,000	1,529,459	1,576,632	(47,173)
Euro	Sell	State Street Bank and Trust	5/23/2025	1,717,000	1,860,451	1,861,814	(1,363)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,611,764)

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2025

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Automobiles	$–	$285,161,618	$911,677	$286,073,295
Other	–	501,117,703	25,798,166	526,915,869
Remaining Industries	–	28,275,684	–	28,275,684
Common Stocks	–	360,225	–	360,225
Convertible Bonds	–	27,953,045	–	27,953,045
Corporate Bonds	–	1,421,560,635	–	1,421,560,635
Floating Rate Loans	–	268,709,802	–	268,709,802
Less Unfunded Loan Commitments	–	(7,302,459)	–	(7,302,459)
Investments in Underlying Funds	–	96,787,050	–	96,787,050
Non-Agency Commercial Mortgage-Backed Securities	–	3,286,003	–	3,286,003
Preferred Stocks	–	1,009,078	–	1,009,078
Warrants	–	–	21,811	21,811
Short-Term Investments
Commercial Paper	–	88,078,631	–	88,078,631
Repurchase Agreements	–	130,468,971	–	130,468,971
Time Deposits	–	6,319,675	–	6,319,675
Money Market Funds	56,877,074	–	–	56,877,074
Total	$56,877,074	$2,851,785,661	$26,731,654	$2,935,394,389
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$10,888,112	$–	$10,888,112
Liabilities	–	(3,278,023)	–	(3,278,023)
Forward Foreign Currency Exchange Contracts
Assets	–	75,231	–	75,231
Liabilities	–	(1,611,764)	–	(1,611,764)
Total	$–	$6,073,556	$–	$6,073,556

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(concluded)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2025

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Preferred Stocks
Balance as of January 1, 2025	$47,309,463	$–
Accrued Discounts (Premiums)	137,296	–
Realized Gain (Loss)	(5,051,235)	–
Change in Unrealized Appreciation/(Depreciation)	5,446,673	(1,246)
Purchases	3,500,000	–
Sales	(16,899,402)	–
Transfers into Level 3(a)	23,357,173	23,057
Transfers out of Level 3(a)	(31,090,125)	–
Balance as of March 31, 2025	$26,709,843	$21,811
Change in unrealized appreciation/(depreciation) for the period ended March 31, 2025, related to Level 3 investments held at March 31, 2025	$(730,379)	$(1,246)

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

16	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Credit Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund is diversified for purposes of the 1940 Act. Pursuant to guidance from the Securities and Exchange Commission, the Fund’s classification changed from a non-diversified fund to a diversified fund. As a result of this classification change, the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer. The Fund was organized as a Delaware statutory trust on September 18, 2018. The Fund had a sale to Lord, Abbett & Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on February 15, 2019.

The Fund also invests in Lord Abbett Private Credit Fund (“PCF”), which is a non-diversified, closed-end management investment company which elected to be regulated as a business development company under the 1940 Act, and Lord Abbett Private Credit Fund A, LP (“PCF A”) which is a limited partnership. As of March 31, 2025, both the PCF and PCF A are available only to the Fund and certain other investment companies managed by Lord Abbett.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities, and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Investments in the PCF and PCF A are valued at their net asset value (“NAV”) each month end. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign

17

Notes to Schedule of Investments (unaudited)(continued)

currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of March 31, 2025 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Notes to Schedule of Investments (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4. SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2025, the market value of securities loaned and collateral received were as follows:

Market Value of Securities Loaned	Collateral Received
$60,152,688	$63,196,749

19

QPHR-CREDIT-1Q

(05/25)